Commitments and contingencies (Tables)	12 Months Ended
Dec. 31, 2021
Commitments and Contingencies [Abstract]
Schedule of Contractual Obligation of Leases	The total committed future outflow resulting of these lease contracts amounts to:

(CHF in thousands)	12/31/2021	12/31/2020

Due < 1 year	644	3,640
Due 1 - 5 years	9,181	24,456
Due > 5 years	11,989	60,976
Commitments for future lease obligations	21,814	89,071
Contractual maturities of On’s financial liabilities:

(CHF in thousands)	Due < 3 months	Due 4 to 12 months	Due 1 to 5 years	Due > 5 years	12/31/2021

Trade payables	45,939	—	—	—	45,939
Current lease liabilities	4,163	13,035	—	—	17,198
Other financial liabilities	4,246	—	—	—	4,246
Other current financial liabilities	8,409	13,035	—	—	21,444
Non-current lease liabilities	—	—	78,826	108,383	187,209
Other non-current financial liabilities	—	—	78,826	108,383	187,209

(CHF in thousands)	Due < 3 months	Due 4 to 12 months	Due 1 to 5 years	Due > 5 years	12/31/2020

Trade payables	41,543	—	—	—	41,543
Current bank overdrafts	46	—	—	—	46
Current lease liabilities	1,282	3,639	—	—	4,921
Short-term debt	200	—	—	—	200
Other financial liabilities	2,722	—	—	—	2,722
Other current financial liabilities	4,250	3,639	—	—	7,890
Non-current lease liabilities	—	—	10,672	9,062	19,734
Other non-current financial liabilities	—	—	10,672	9,062	19,734